UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-05984

The New Ireland Fund, Inc.
 (Exact name of registrant as specified in charter)

One Boston Place
201 Washington St. 36th Floor
Boston, MA 02108
 (Address of principal executive offices) (Zip code)

KBI Global Investors (North America) Ltd.
One Boston Place
201 Washington St. 36th Floor
Boston, MA 02108
(Name and address of agent for service)

1-800-468-6475
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

The New Ireland Fund, Inc.
Portfolio Holdings (unaudited)

		Value (U.S.)
January 31, 2017	Shares	(Note A)
COMMON STOCKS (99.12%)
COMMON STOCKS OF IRISH COMPANIES (92.99%)
Airlines (15.98%)
Ryanair Holdings PLC*	583,969	$9,030,449
Ryanair Holdings PLC - Sponsored ADR*	30,956	2,589,779
		11,620,228
Banks (4.75%)
Bank of Ireland (The)*	12,894,065	3,451,965
Building Products (4.83%)
Kingspan Group PLC	120,676	3,512,090
Construction Materials (22.93%)
CRH PLC	479,130	16,677,872
Containers & Packaging (4.37%)
Smurfit Kappa Group PLC	120,526	3,174,647
Food & Staples Retailing (3.52%)
Total Produce PLC	1,319,290	2,563,526
Food Products (9.88%)
Glanbia PLC	164,684	2,782,215
Greencore Group PLC	790,171	2,345,930
Kerry Group PLC, Series A	26,088	1,833,355
Origin Enterprises PLC	32,506	222,894
		7,184,394
Health Care Providers & Services - (0.51%)
UDG Healthcare PLC	45,583	367,573
Hotels, Restaurants & Leisure (13.76%)
Dalata Hotel Group PLC *	693,089	3,209,750
Paddy Power Betfair PLC	65,051	6,797,579
		10,007,329
Industrial Conglomerates (3.17%)
DCC PLC	7,313	588,326
One Fifty One PLC*	1,058,643	1,714,217
		2,302,543
Life Sciences Tools & Services (1.13%)
Malin Corp PLC *	66,330	823,442
Marine (3.14%)
Irish Continental Group PLC - UTS	448,787	2,286,689
Media (0.19%)
Independent News & Media PLC *	1,075,911	139,374
Professional Services (0.22%)
CPL Resources PLC	25,164	157,555
Real Estate Investment Trusts (REITs) (2.05%)
Green, REIT, PLC	1,060,464	1,488,210
Specialty Retail (2.56%)
Applegreen PLC *	367,314	1,863,632
TOTAL COMMON STOCKS OF IRISH COMPANIES
(Cost $52,156,049)		67,621,069

COMMON STOCKS OF FRENCH COMPANIES (3.67%)
Building Products (2.48%)
Cie de St-Gobain	36,749	1,805,019
Multi-Utilities - (1.19%)
Veolia Environnement SA	50,788	863,234
TOTAL COMMON STOCKS OF FRENCH COMPANIES
(Cost $2,487,866)		2,668,253
COMMON STOCKS OF UNITED KINGDOM COMPANIES (2.46%)
Internet & Catalog Retail (1.84%)
Hostelworld Group PLC	507,121	1,341,228
Pharmaceuticals (0.62%)
Amryt Pharma PLC*	2,312,917	449,425
TOTAL COMMON STOCKS OF UNITED KINGDOM COMPANIES
(Cost $2,224,844)		1,790,653
TOTAL COMMON STOCKS
(Cost $56,868,759)		$72,079,975

TOTAL INVESTMENTS (99.12%)		72,079,975
(Cost 56,868,759)
OTHER ASSETS AND LIABILITIES (0.88%)		637,594
NET ASSETS (100.0%)		$72,717,569

* Non-income producing security.
ADR - American Depositary Receipt traded in U.S. dollars.
REIT - Real Estate Investment Trust
UTS - Units

A. Valuation and Investment Practices:
Security Valuation:  Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used.  The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the Board of Directors to represent fair value.  Short-term securities that mature in 60 days or less may be valued at amortized cost.

Fair Value Measurements:  As described above, the Fund utilized various methods to measure the fair value of most of its investments on a recurring basis.  U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three Levels of inputs are:

Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market.  Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on quarterly basis for changes in listing or delistings on national exchanges.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of period. The Summary of inputs used to value the Fund's net assets as of January 31, 2017 is as follows:

	Total Value at 01/31/2017	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities
Common Stocks*
Pharmaceuticals	$449,425	$-	$449,425	$-
Other Industries	71,630,550	71,630,550	-	-
Total Investments ^	$72,079,975	$71,630,550	$449,425	$-

________________________________
* See Portfolio Holdings detail for country breakout.
^ Portfolio holdings are disclosed individually on the Schedule of Investments.

At the end of the quarter ended January 31, 2017, investments with a total aggregate value of $3,213,000  were transferred from Level 2 to Level 1 because the securities traded on the last day of the quarter.

Currency Translations:  The books and records of the Fund are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from Interactive Data Corp. each day the current 4:00 pm New York time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts.  Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received.  The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

Securities Transactions:  Securities transactions are recorded based on their trade date.  Realized gains and losses from securities sold are recorded on the identified cost basis.

B. Income Tax Information
The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Cost of investments	$56,868,759
Gross unrealized appreciation on investments	20,252,587
Gross unrealized depreciation on investments	(872,281)
Net unrealized appreciation on investments	19,380,306
Net unrealized depreciation on foreign currency	(4,169,090)
Net unrealized appreciation	$15,211,216

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

C.  Risk Factors
Investing in the Fund may involve certain risks including, but not limited to, those described below.

The prices of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The growth-oriented, equity-type securities generally purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the Unites States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transactions costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.  These risks may be heightened in connection with investments in developing countries.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The New Ireland Fund, Inc.

By (Signature and Title)  /s/ Sean Hawkshaw
                                            Sean Hawkshaw, President

Date   March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Sean Hawkshaw
                                           Sean Hawkshaw, President

Date   March 17, 2017

By (Signature and Title) /s/ Lelia Long
                                           Lelia Long, Treasurer

Date   March 17, 2017